Prepayment, Receivables and Other Current Assets (Details) - Schedule of Prepayment, Receivables and Other Current Assets - USD ($)		Dec. 31, 2023	Jun. 30, 2023
Schedule of Prepayments, Deposits and Other Current Assets [Abstract]
Prepaid for marketing fee	[1]	$ 282,378	$ 4,220,986
Receivable from equity transfer	[2]	847,135	830,358
Tax receivable		568,823	564,158
Other prepaid expenses and current assets		466,098	601,694
Total prepayments, deposits and other current assets		$ 2,164,434	$ 6,217,196

[1]	The Company entered into several agreements with its suppliers for designing, marketing, advertising and branding services. Prepaid marketing fees are amortized during the contract periods which are within 1 year. The amortization of prepaid marketing fees were as follows:
[2]	In December 2022, the Company transferred its 20% ownership in Fuzhou Fumao to an unaffiliated individual at cost value by completing the registration process with local governmental authorities on December 24, 2022. As of December 31, 2023 and June 30, 2023, the Company recorded the receivable amount of equity transfer of $847,135 and $830,358 (RMB 6,000,000) in “prepayment, receivables and other current assets”. The Company expects to fully receive the amount as of June 30, 2024.